Adoption of New and Amendments to IFRSs - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss		$ 511,861		$ 322,215
Right-of-use assets	$ 678	991	$ 571	1,036
Lease liabilities	$ 0	991	$ 571	1,036
Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets		991
Lease liabilities		991
Convertible Preferred Shares [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss		511,861		$ 322,215
Convertible Preferred Shares [Member] | Classification of Liabilities as Current or Non-current [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss		$ 511,861